Rendering of services	12 Months Ended
Mar. 31, 2022
Rendering Of Services
Rendering of services

8 Rendering of services

8.1 Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2020	2021	2022
Air Ticketing	2,609,518	893,039	1,150,474
Hotels and Packages	3,601,798	173,397	520,740
Other Services	53,958	31,426	146,178
	6,265,274	1,097,862	1,817,392

8.2 Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

	March 31,
	2021	2022
Contract Assets	626	11

Changes in contract assets are as follows:

	March 31,
	2021	2022
Balance at the beginning of the year	-	626
Revenue recognised during the year	626	11
Billed during the year	-	(626)
Balance at the end of the year	626	11

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group’s performance obligations which is classified as “advance from customers”, and consideration allocated to customer loyalty programs and advance received from Global Distribution System (“GDS”) provider for bookings of airline tickets in future which is deferred, and which is classified as “deferred revenue”.

	March 31,
	2021	2022
Advance from customer (refer to Note 38)	537,002	531,526
Deferred revenue (refer to Note 35)	387,049	248,177
Total Contract liabilities	924,051	779,703

As at March 31, 2021, INR 537,002 (March 31, 2020: INR 774,673) of advance consideration received from customers for travel bookings was reported within contract liabilities, INR 238,110 (March 31, 2021: INR 495,432) of which was applied to revenue and INR 12,914 (March 31, 2021: INR 49,088) was refunded to customers during the year ended March 31, 2022. As at March 31, 2022, the related balance was INR 531,526 (March 31, 2021: INR 537,002).

No information is provided about remaining performance obligations at March 31, 2022 and March 31, 2021 that have an original expected duration of one year or less, as allowed by IFRS 15.